HENDERSON GLOBAL FUNDS

Henderson European Focus Fund
Henderson Global Technology Fund
Henderson International Opportunities Fund
Henderson Worldwide Income Fund
Henderson U.S. Core Growth Fund

Supplement dated September 29, 2006
to Statement of Additional Information dated May 19, 2006
as supplemented August 22, 2006, September 5, 2006 and September 20, 2006

Henderson Japan-Asia Focus Fund

Supplement dated September 29, 2006
to Statement of Additional Information dated January 31, 2006 as supplemented September 20, 2006

1. The following section is added immediately after the section titled “INVESTMENT ADVISORY AND OTHER SERVICES - Outside Counsel” on page 42 of the Statement of Additional Information dated May 19, 2006:

Intermediaries. Shares of the Funds are often purchased through financial intermediaries who are agents of the Funds for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge the Adviser a fee per account for those services. Commencing October 1, 2006, the Funds will reimburse the Adviser for such fees charged by intermediaries up to $12 per account for networking services and up to $17.50 per account for sub-transfer agent services.

2. The following section is added immediately after the section titled “INVESTMENT ADVISORY AND OTHER SERVICES - Outside Counsel” on page 42 of the Statement of Additional Information dated January 31, 2006:

Intermediaries. Shares of the Fund are often purchased through financial intermediaries who are agents of the Fund for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge the Adviser a fee per account for those services. Commencing October 1, 2006, the Fund will reimburse the Adviser for such fees charged by intermediaries up to $12 per account for networking services and up to $17.50 per account for sub-transfer agent services.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.